Operating expenses (Details 1) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Operating Expenses	$ 174,401,555,000	$ 131,863,334,000	$ 142,023,647,000
Forest productions expenses	2,469,707,000
Administrative and selling expenses	31,753,694,000	23,253,248,000	25,183,782,000
Forest production expenses	2,469,707,000	0	0
Operating Expenses	(15,128,790,000)	(1,875,144,000)	(4,899,121,000)
Compensation to employees
Statement [Line Items]
Operating Expenses	41,700,159,000	26,389,627,000	26,288,224,000
Administrative and selling expenses	13,838,284,000	9,932,020,000	9,742,852,000
Forest production expenses	167,208,000
Other Long-term Employee Benefits
Statement [Line Items]
Operating Expenses	2,894,147,000	1,072,843,000	1,248,486,000
Administrative and selling expenses	332,620,000	190,198,000	266,515,000
Forest production expenses	0
Depreciation of Property, Plant and Equipment
Statement [Line Items]
Operating Expenses	63,605,059,000	48,238,614,000	46,330,005,000
Administrative and selling expenses	450,056	0	0
Forest production expenses	17,398,000
Amortization of Intangible Assets
Statement [Line Items]
Operating Expenses	6,145,363,000	12,334,159,000	18,645,411,000
Administrative and selling expenses	0	0	0
Forest production expenses	0
Purchase of Energy and Power
Statement [Line Items]
Operating Expenses	1,466,205,000	948,672,000	1,170,600,000
Administrative and selling expenses	45	0	0
Forest production expenses	0
Fees and Compensation for Services
Statement [Line Items]
Operating Expenses	9,273,477,000	9,486,361,000	8,499,454,000
Administrative and selling expenses	9,980,007,000	7,228,242,000	9,175,464,000
Forest production expenses	327,121,000
Maintenance Expenses
Statement [Line Items]
Operating Expenses	21,606,026,000	17,216,231,000	22,053,818,000
Administrative and selling expenses	144,348,000	79,652,000	560,051,000
Forest production expenses	0
Consumption of Materials and Spare Parts
Statement [Line Items]
Operating Expenses	13,173,185,000	7,603,566,000	6,988,271,000
Administrative and selling expenses	0	0	0
Forest production expenses	0
Insurance
Statement [Line Items]
Operating Expenses	9,232,370,000	5,625,912,000	7,788,489,000
Administrative and selling expenses	52,461,000	261,019,000	216,185,000
Forest production expenses	2,432,000
Levies and Royalties
Statement [Line Items]
Operating Expenses	4,036,400,000	2,303,666,000	2,334,782,000
Administrative and selling expenses	0	0	0
Forest production expenses	0
Taxes and Assessments
Statement [Line Items]
Operating Expenses	432,537,000	395,394,000	540,507,000
Administrative and selling expenses	1,714,134,000	1,623,511,000	2,068,952,000
Forest production expenses	1,521,000
Tax on Bank Account Transactions
Statement [Line Items]
Operating Expenses	45,643,000	57,922,000	55,686,000
Administrative and selling expenses	4,644,198,000	3,410,957,000	2,587,340,000
Forest production expenses	0
Forest production services
Statement [Line Items]
Operating Expenses	0	0	0
Administrative and selling expenses	2,322,000	0	0
Forest production expenses	1,919,065,000
Others
Statement [Line Items]
Administrative and selling expenses	595,219,000	527,649,000	566,423,000
Forest production expenses	34,962,000
Operating Expenses	$ 790,984,000	$ 190,367,000	$ 79,914,000